Other Financial Data (Tables)	12 Months Ended
Dec. 31, 2013
Other Financial Data [Abstract]
Other Charges
Other charges included in Operating earnings consist of the following:

Years ended December 31	2013	2012	2011
Other charges (income):
Intangibles amortization	$1	$1	$5
Reorganization of businesses	70	27	35
Legal and related insurance matters, net	—	(16)	88
Other	—	—	1
	$71	$12	$129

Other Income (Expense)
Interest expense, net, and Other both included in Other income (expense) consist of the following:

Years ended December 31	2013	2012	2011
Interest income (expense), net:
Interest expense	$(132)	$(108)	$(132)
Interest income	19	42	58
	$(113)	$(66)	$(74)
Other:
Loss from the extinguishment of long-term debt	$—	$(6)	$(81)
Investment impairments	(3)	(4)	(4)
Foreign currency gain (loss)	(9)	(1)	10
Gains on equity method investments	10	3	12
Other	11	9	(3)
	$9	$1	$(66)

Earnings Per Common Share
Basic and diluted earnings per common share from both continuing operations and net earnings attributable to Motorola Solutions, Inc., including discontinued operations, is computed as follows:

	Amounts attributable to Motorola Solutions, Inc. common stockholders
	Earnings from Continuing Operations			Net Earnings
Years ended December 31	2013	2012	2011	2013	2012	2011
Basic earnings per common share:
Earnings	$933	$670	$582	$1,099	$881	$1,158
Weighted average common shares outstanding	266.0	292.1	333.8	266.0	292.1	333.8
Per share amount	$3.51	$2.29	$1.74	$4.13	$3.02	$3.47
Diluted earnings per common share:
Earnings	$933	$670	$582	$1,099	$881	$1,158
Weighted average common shares outstanding	266.0	292.1	333.8	266.0	292.1	333.8
Add effect of dilutive securities:
Share-based awards	4.5	5.3	5.9	4.5	5.3	5.9
Diluted weighted average common shares outstanding	270.5	297.4	339.7	270.5	297.4	339.7
Per share amount	$3.45	$2.25	$1.71	$4.06	$2.96	$3.41

Sigma Fund	Sigma Fund. The balance of Sigma Fund as December 31, 2012 consisted of the following:

Cash	$149
Government, agency, and government-sponsored enterprise obligations	1,984
$2,133

Investments
Investments consist of the following:

December 31, 2013
Available-for-sale securities:
Government, agency, and government-sponsored enterprise obligations	$15
Corporate bonds	7
Mutual funds	11
Common stock and equivalents	2
35
Other investments, at cost	182
Equity method investments	15
$232

	Recorded Value	Less
December 31, 2012	Investments	Unrealized Gains	Cost Basis
Available-for-sale securities:
Government, agency, and government-sponsored enterprise obligations	$15	$—	$15
Corporate bonds	11	—	11
Mortgage-backed securities	2	—	2
Common stock and equivalents	10	3	7
	38	3	35
Other investments, at cost	173	—	173
Equity method investments	13	—	13
	$224	$3	$221

Gains On Sales Of Investments and Businesses, Net
Gains on sales of investments and businesses, net, consists of the following:

Years ended December 31	2013	2012	2011
Gains on sales of investments, net	$37	$26	$17
Gains on sales of businesses, net	—	—	6
	$37	$26	$23

Accounts Receivable, Net	Accounts receivable, net, consist of the following:

December 31	2013	2012
Accounts receivable	$1,422	$1,408
Less allowance for doubtful accounts	(53)	(50)
	$1,369	$1,358

Inventories, Net	Inventories, net, consist of the following:

December 31	2013	2012
Finished goods	$157	$168
Work-in-process and production materials	315	283
	472	451
Less inventory reserves	(125)	(112)
	$347	$339

Other Current Assets
Other current assets consist of the following:

December 31	2013	2012
Costs and earnings in excess of billings	$390	$416
Contract-related deferred costs	15	43
Tax-related deposits and refunds receivable	107	90
Other	123	117
	$635	$666

Property, Plant And Equipment, Net
Property, plant and equipment, net, consist of the following:

December 31	2013	2012
Land	$22	$23
Building	582	671
Machinery and equipment	1,760	1,776
	2,364	2,470
Less accumulated depreciation	(1,669)	(1,740)
	$695	$730

Other Assets	Other assets consist of the following:

December 31	2013	2012
Intangible assets	$6	$4
Long-term receivables	1	42
Other	82	93
	$89	$139

Accrued Liabilities
Accrued liabilities consist of the following:

December 31	2013	2012
Deferred revenue	$359	$377
Compensation	315	406
Billings in excess of costs and earnings	295	387
Tax liabilities	85	74
Customer reserves	52	75
Dividend payable	79	72
Other	578	597
	$1,763	$1,988

Other Liabilities
Other liabilities consist of the following:

December 31	2013	2012
Defined benefit plans, including split dollar life insurance arrangements	$1,751	$3,379
Postretirement health care benefit plan	117	167
Deferred revenue	162	178
Unrecognized tax benefits	99	94
Other	185	202
	$2,314	$4,020

Changes in Accumulated Other Comprehensive Loss
The following table displays the changes in Accumulated other comprehensive loss, net of tax, by component from January 1, 2013 to December 31, 2013:

	Gains and Losses on Cash Flow Hedges	Unrealized Gains and Losses on Available-for-Sale Securities	Retirement Benefit Items	Foreign Currency Translation Adjustments	Total
Balance as of December 31, 2012	$1	$2	$(3,211)	$(92)	$(3,300)
Other comprehensive income (loss) before reclassifications	(1)	(1)	953	(4)	947
Amounts reclassified from accumulated other comprehensive income (loss)	(1)	(3)	70	—	66
Net current-period other comprehensive income (loss)	(2)	(4)	1,023	(4)	1,013
Balance as of December 31, 2013	$(1)	$(2)	$(2,188)	$(96)	$(2,287)

Amounts Reclassified from Accumulated Other Comprehensive Loss
The following table displays the amounts reclassified from Accumulated other comprehensive loss and the affected line item in the consolidated statements of operations during 2013:

Year ended December 31	2013
Gains on cash flow hedges:
Foreign exchange contracts	$(1)	Cost of sales
	$(1)	Net of tax
Unrealized Gains and Losses on Available-for-Sale Securities:
Realized gain	$(4)	Gains on sales of investments and businesses, net
	1	Tax expense
	$(3)	Net of tax
Amortization of Retirement Benefit Items:
Prior-service costs	$(49)	Selling, general, and administrative expenses
Actuarial net losses	159	Selling, general, and administrative expenses
	110	Total before tax
	(40)	Tax benefit
	$70	Net of tax
Total reclassifications for the period, net of tax	$66